Organization and Principal Activities	3 Months Ended
Mar. 31, 2016
Asian Equity Exchange Group Co LTD [Member]
Organization and Principal Activities

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Asian Equity Exchange Group Co., Ltd. (the “Company”) was incorporated under the laws of Samoa on May 29, 2015.

The Company is principally engaged in operating an equity information service platform designed to provide equity investment financing information to all enterprises in the countries and regions of Asia.